Leases - Supplemental Noncash Information Related Liabilities (Details) $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash payment from operating leases	$ 2,382
Financing cash payments for finance leases	31
Operating leases	20,347
Finance leases	$ 40